Other Income (Details) - Schedule of other income - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Other Income Abstract
Income from revenue entitlement rights	$ 14,392,091	$ 14,648,473
Fair value gain on remeasurement of warrant liability	1,487,589
Liabilities no longer required written back	425,853
Total	$ 16,305,533	$ 14,648,473